Shareholder Report, Line Graph (Details) - USD ($)				11 Months Ended	12 Months Ended		23 Months Ended	24 Months Ended	35 Months Ended	36 Months Ended	47 Months Ended	48 Months Ended	59 Months Ended	60 Months Ended	71 Months Ended	72 Months Ended	83 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
		Dec. 10, 2018	Oct. 31, 2015	Oct. 31, 2019	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2020	Oct. 31, 2017	Oct. 31, 2021	Oct. 31, 2018	Oct. 31, 2022	Oct. 31, 2019	Oct. 31, 2023	Oct. 31, 2020	Oct. 31, 2024	Oct. 31, 2021	Oct. 31, 2025	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000132088
Account Value [Line Items]
Accumulated Value			$ 10,000			$ 13,538		$ 14,838		$ 13,687		$ 13,973		$ 16,857		$ 24,506		$ 19,412	$ 23,066	$ 25,895	$ 36,717
C000132089
Account Value [Line Items]
Line Graph and Table Measure Name					Kopernik Global All-Cap Fund, Class I Shares
Accumulated Value			1,000,000			1,355,339		1,489,299		1,378,346		1,410,870		1,704,440		2,485,511		1,972,413	2,350,034	2,644,090	3,758,243
C000157593
Account Value [Line Items]
Line Graph and Table Measure Name					Kopernik International Fund, Class I Shares
Accumulated Value			1,000,000			1,224,530		1,306,274		1,256,237		1,391,623		1,522,555		2,066,249		1,569,877	1,894,041	2,086,055	2,745,863
C000157592
Account Value [Line Items]
Line Graph and Table Measure Name					Kopernik International Fund, Investor Shares
Accumulated Value		$ 10,000		$ 10,961			$ 11,961		$ 16,194		$ 12,265		$ 14,767		$ 16,219		$ 21,297
MSCI ACWI Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1],[2]				MSCI ACWI Index (USD) (NR)
Accumulated Value			10,000			10,205		12,573		12,508		14,082		14,771		20,277		16,230	17,935	23,816	29,208
MSCI ACWI Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[3],[4]				MSCI ACWI Index (USD) (NR)
Accumulated Value			1,000,000			1,020,480		1,257,261		1,250,753		1,408,241		1,477,073		2,027,687		1,623,015	1,793,463	2,381,553	2,920,804
MSCI ACWI ex USA Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[5],[6]				MSCI ACWI ex USA Index (USD) (NR)
Accumulated Value			$ 1,000,000			$ 1,002,247		$ 1,239,155		$ 1,137,037		$ 1,265,155		$ 1,232,124		$ 1,597,585		$ 1,202,552	$ 1,347,723	$ 1,675,658	$ 2,093,374
MSCI ACWI ex USA Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[7],[8]				MSCI ACWI ex USA Index (USD) (NR)
Accumulated Value		$ 10,000		$ 11,477			$ 11,177		$ 14,493		$ 10,909		$ 12,226		$ 15,201		$ 18,990

[1]	ACWI – All Country World Index
[2]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[3]	ACWI – All Country World Index
[4]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[5]	ACWI – All Country World Index
[6]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[7]	ACWI – All Country World Index
[8]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).